Taxation - Significant Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Deferred tax assets:
Tax losses carried forward	¥ 556,851		¥ 696,968
Carryforwards of un-deducted advertising expenses	182,318		150,530
Accruals and other liabilities	6,821		12,042
Provision for doubtful accounts	5,792		1,158
Impairment of available-for-sale investments	1,125		0
Less: valuation allowance	(752,907)		(860,698)	¥ (780,179)	¥ (707,595)
Net deferred tax assets	0		0
Deferred tax liabilities:
Recognition of intangible assets arisen from business combination and unrealized holding gain	2,571		2,485
Recognition of acquired broadcasting license	18,958		0
Net deferred tax liabilities	¥ 21,529	$ 3,040	¥ 2,485